Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of key management personnel compensation

	Year Ended June 30,
(in € thousands)	2023	2024	2025

Short-term compensation	3,405	4,073	6,610
Share-based compensation - IPO related compensation for Managing Directors	21,791	10,769	3,255
Share-based compensation - Long-term incentive program	881	2,640	6,005
Total Share-based compensation	22,672	13,408	9,260
Total personnel expenses for Managing Directors	26,077	17,481	15,870